              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY

            METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
              PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Deferred Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", "MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

The Contract has 20 investment choices: a Fixed Account and 19 variable Subaccounts, which are divisions of the Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"). You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bond, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. International Growth Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
  Contrafund(R) Portfolio
  Equity-Income Portfolio
  High Income Portfolio
  Index 500 Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio
  Legg Mason ClearBridge Variable Appreciation Portfolio
  Legg Mason ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST -- CLASS A
  BlackRock Large Cap Core Portfolio
  MFS(R) Research International Portfolio
  Pioneer Fund Portfolio
METROPOLITAN SERIES FUND -- CLASS A
  BlackRock Legacy Large Cap Growth Portfolio
  BlackRock Money Market Portfolio
  Jennison Growth Portfolio
  MFS(R) Total Return Portfolio
  T. Rowe Price Large Cap Growth Portfolio
  Western Asset Management Strategic Bond Opportunities Portfolio
  Western Asset Management U.S. Government Portfolio
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
  MFS(R) Research Bond Series

Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

Certain Investment Portfolios have been subject to a merger or other change. Please see "ADDITIONAL INFORMATION REGARDING INVESTMENT PORTFOLIOS" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                  FEE TABLES
--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999)
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.

                 Mortality and Expense Risk Charge.... 1.25%/1/
                 Administrative Expense Charge........ 0.15%
                                                       -----
                 TOTAL ANNUAL SEPARATE ACCOUNT CHARGE. 1.40%

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1,
1999)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                  Mortality and Expense Risk Charge. 0.84%/1/
                  Administrative Expense Charge..... 0.15%
                                                     -----
                  TOTAL SEPARATE ACCOUNT EXPENSES... 0.99%

--------------
/1/   We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio -- Class A; 0.88% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class A; 0.68% for the Subaccount investing in the Jennison Growth Portfolio -- Class A; and 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A.

INVESTMENT PORTFOLIO EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Portfolios, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Portfolios may impose a redemption fee in the future. The second table shows each Investment Portfolio's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Investment Portfolios provided this information and we have not independently verified it. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio. Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES

                                                                                      MINIMUM   MAXIMUM
                                                                                    --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)................   0.10%     1.03%

INVESTMENT PORTFOLIO FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                           DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                                              AND/OR             FUND FEES  ANNUAL       WAIVER       ANNUAL
                                                MANAGEMENT   SERVICE     OTHER      AND    OPERATING AND/OR EXPENSE  OPERATING
INVESTMENT PORTFOLIO                               FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
--------------------                            ---------- ------------ -------- --------- --------- --------------- ---------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund........    0.71%        --        0.32%     --       1.03%         --          1.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
  INITIAL CLASS
 Contrafund(R) Portfolio.......................    0.56%        --        0.09%     --       0.65%         --          0.65%
 Equity-Income Portfolio.......................    0.46%        --        0.10%     --       0.56%         --          0.56%
 High Income Portfolio.........................    0.57%        --        0.12%     --       0.69%         --          0.69%
 Index 500 Portfolio...........................    0.05%        --        0.05%     --       0.10%         --          0.10%

                                                             DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                                                AND/OR             FUND FEES  ANNUAL       WAIVER       ANNUAL
                                                  MANAGEMENT   SERVICE     OTHER      AND    OPERATING AND/OR EXPENSE  OPERATING
INVESTMENT PORTFOLIO                                 FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
--------------------                              ---------- ------------ -------- --------- --------- --------------- ---------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
  CLASS I
 Legg Mason ClearBridge Variable Aggressive
   Growth Portfolio..............................    0.75%        --        0.05%     --       0.80%        0.00%        0.80%
 Legg Mason ClearBridge Variable Appreciation
   Portfolio.....................................    0.71%        --        0.05%     --       0.76%        0.00%        0.76%
 Legg Mason ClearBridge Variable Small Cap
   Growth Portfolio..............................    0.75%        --        0.14%     --       0.89%        0.00%        0.89%
MET INVESTORS SERIES TRUST -- CLASS A
 BlackRock Large Cap Core Portfolio..............    0.59%        --        0.05%     --       0.64%        0.01%        0.63%
 MFS(R) Research International Portfolio.........    0.68%        --        0.09%     --       0.77%        0.06%        0.71%
 Pioneer Fund Portfolio..........................    0.64%        --        0.05%     --       0.69%        0.01%        0.68%
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Legacy Large Cap Growth
   Portfolio.....................................    0.71%        --        0.02%     --       0.73%        0.01%        0.72%
 BlackRock Money Market Portfolio................    0.33%        --        0.02%     --       0.35%        0.01%        0.34%
 Jennison Growth Portfolio.......................    0.62%        --        0.02%     --       0.64%        0.07%        0.57%
 MFS(R) Total Return Portfolio...................    0.54%        --        0.05%     --       0.59%          --         0.59%
 T. Rowe Price Large Cap Growth Portfolio........    0.60%        --        0.04%     --       0.64%        0.01%        0.63%
 Western Asset Management Strategic Bond
   Opportunities Portfolio.......................    0.61%        --        0.06%     --       0.67%        0.04%        0.63%
 Western Asset Management U.S. Government
   Portfolio.....................................    0.47%        --        0.02%     --       0.49%        0.01%        0.48%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Research Bond Series.....................    0.50%        --        0.07%     --       0.57%          --         0.57%

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information.

SECTION 4: SUBACCOUNTS

There is no assurance that an Investment Portfolio will achieve its stated objective. YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

The current Investment Portfolios are listed below, along with their investment objectives, investment advisers and any subadviser.

                                                         INVESTMENT                             INVESTMENT
           INVESTMENT PORTFOLIO                           OBJECTIVE                         ADVISER/SUBADVISER
------------------------------------------- -------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth          Seeks long-term growth of capital.     Invesco Advisers, Inc.
   Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
  INITIAL CLASS
 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.  Fidelity Management & Research
                                                                                   Company
                                                                                   Subadviser: FMR Co., Inc.
 Equity-Income Portfolio                    Seeks reasonable income. The fund      Fidelity Management & Research
                                            will also consider the potential for   Company
                                            capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                            is to achieve a yield which exceeds
                                            the composite yield on the securities
                                            comprising the S&P 500(R) Index.
 High Income Portfolio                      Seeks a high level of current income,  Fidelity Management & Research
                                            while also considering growth of       Company
                                            capital.                               Subadviser: FMR Co., Inc.
 Index 500 Portfolio                        Seeks investment results that          Fidelity Management & Research
                                            correspond to the total return of      Company
                                            common stocks publicly traded in the   Subadviser: FMR Co., Inc.; Geode
                                            United States, as represented by the   Capital Management, LLC
                                            S&P 500(R) Index.
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
 Legg Mason ClearBridge Variable            Seeks capital appreciation.            Legg Mason Partners Fund Advisor,
   Aggressive Growth Portfolio                                                     LLC
                                                                                   Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge Variable            Seeks long-term appreciation of        Legg Mason Partners Fund Advisor,
   Appreciation Portfolio                   capital.                               LLC
                                                                                   Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge Variable            Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Small Cap Growth Portfolio                                                      LLC
                                                                                   Subadviser: ClearBridge Advisors, LLC
MET INVESTORS SERIES TRUST -- CLASS A
 BlackRock Large Cap Core Portfolio         Seeks long-term capital growth.        MetLife Advisers, LLC
                                                                                   Subadviser: BlackRock Advisors, LLC
 MFS(R) Research International Portfolio    Seeks capital appreciation.            MetLife Advisers, LLC
                                                                                   Subadviser: Massachusetts Financial
                                                                                   Services Company
 Pioneer Fund Portfolio                     Seeks reasonable income and capital    MetLife Advisers, LLC
                                            growth.                                Subadviser: Pioneer Investment
                                                                                   Management, Inc.

                                                   INVESTMENT                              INVESTMENT
       INVESTMENT PORTFOLIO                         OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------ ---------------------------------------- --------------------------------------
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Legacy Large Cap Growth   Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio                                                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Money Market Portfolio    Seeks a high level of current income     MetLife Advisers, LLC
                                     consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                     capital.
 Jennison Growth Portfolio           Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC
 MFS(R) Total Return Portfolio       Seeks a favorable total return through   MetLife Advisers, LLC
                                     investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                              Services Company
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital        MetLife Advisers, LLC
   Portfolio                         and, secondarily, dividend income.       Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 Western Asset Management Strategic  Seeks to maximize total return           MetLife Advisers, LLC
   Bond Opportunities Portfolio      consistent with preservation of          Subadviser: Western Asset
                                     capital.                                 Management Company
 Western Asset Management            Seeks to maximize total return           MetLife Advisers, LLC
   U.S. Government Portfolio         consistent with preservation of capital  Subadviser: Western Asset
                                     and maintenance of liquidity.            Management Company
MFS(R) VARIABLE INSURANCE TRUST --
  INITIAL CLASS
 MFS(R) Research Bond Series         Seeks total return with an emphasis      Massachusetts Financial Services
                                     on current income, but also              Company
                                     considering capital appreciation.

ADDITIONAL INFORMATION REGARDING INVESTMENT PORTFOLIOS

An Investment Portfolio listed above was subject to a merger. The Chart below identifies the former name and new name for this Investment Portfolio and the former name and the new name of the trust of which the Investment Portfolio is a part.

INVESTMENT PORTFOLIO MERGER

The following former Investment Portfolio was merged with and into the new Investment Portfolio:

   FORMER INVESTMENT PORTFOLIO/TRUST       NEW INVESTMENT PORTFOLIO/TRUST
 -------------------------------------  --------------------------------------
 MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
   Oppenheimer Capital Appreciation       Jennison Growth Portfolio -- Class A
    Portfolio -- Class A

We have modified the last three paragraphs in the MARKET TIMING/EXCESSIVE
  TRADING subsection to read as follows:

The Investment Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide the Investment Portfolio promptly upon request, certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies and procedures established by the Investment Portfolio.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Investment Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Investment Portfolio prospectuses for more details.

DOLLAR COST AVERAGING

THE FOLLOWING INFORMATION PERTAINS TO THE DOLLAR COST AVERAGING PROGRAM AVAILABLE UNDER YOUR CONTRACT:

Under the Dollar Cost Averaging (DCA) Program, you may establish pre-authorized transfers of Contract Values from the Fixed Account (a fixed account within our general account) to other funding options. You may only have one DCA Program in place at one time.

You may start or stop participation in the DCA program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place

If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "The Annuity Contract--Purchase Payments."

SECTION 5: CHARGES AND DEDUCTIONS

We have added the following paragraph at the end of the SURRENDER CHARGES subsection:

For participants of 403(b) arrangements, 401(a) plans, 401(k) plans and 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

SECTION 9: OTHER INFORMATION

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

 5 Park Plaza, Suite 1900                                      (800) 848-3854
 Irvine, CA 92614

                                                  SUPP -- Book 26 (& 25) 4/12